Commitments and Contingencies (Details 2) (USD $) In Millions, unless otherwise specified		9 Months Ended	0 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2013 Predecessor	Sep. 30, 2014 Asset Value Guarantees guarantee	Oct. 01, 2014 Asset Value Guarantees Subsequent Event guarantee	Sep. 30, 2013 Asset Value Guarantees Predecessor guarantee	Sep. 30, 2013 Asset Value Guarantees Predecessor guarantee
Guarantees
Number of guarantee obligations		13
Number of guarantee obligations exercised		3
Number of aircraft to be sold under agreements			2
Total reserves, carrying balance of guarantees	$ 128.7	$ 133.5
Maximum aggregate potential commitment under guarantees		316.6
Provision for losses on asset value guarantees				$ 93.9	$ 100.5
Number of reserves for guarantee obligations				4	6